DIGITAL ASSETS (Details Narrative) $ in Thousands	Mar. 31, 2026 USD ($) shares
Digital Assets
Digital assets | $	$ 2,500
TON tokens receivable | $	$ 1,220
TON tokens receivable shares | shares	2,277,108
Tokens are payable | shares	336,665